Related Party Transactions (Details) - USD ($)			1 Months Ended					3 Months Ended		5 Months Ended		12 Months Ended
	Jan. 13, 2021	Dec. 03, 2020	Apr. 30, 2021	Dec. 30, 2020	Dec. 23, 2020	Dec. 22, 2020	Aug. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Payment to sponsor											$ 25,000
Price per share paid (in Dollars per share)								$ 12.5
Common stock par value (in Dollars per share)								$ 0.0001				$ 0.0001
Shares outstanding (in Shares)		4,887,500
Shares cancellation common stock subject to forfeiture (in Shares)								656,250				656,250
Fair value of founder shares transferees was determined			$ 157,140		$ 424,440
Transferees was determined per share (in Dollars per share)			$ 5.82		$ 5.24
Compensation expense										$ 424,440		$ 157,140
Incurred administrative service fees								$ 60,000	$ 60,000			249,479
Incurred of administrative service fees								10,000				10,000
Expenses incurred								2,905	$ 1,914
Due to related party								$ 1,131				44
Note outstanding										$ 228,758		0
Acurred of administrative service fees												$ 10,044
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Payment to sponsor							$ 25,000
Price per share paid (in Dollars per share)							$ 0.007
Consideration shares (in Shares)							3,593,750
Common stock par value (in Dollars per share)							$ 0.0001
Share dividend (in Shares)		0.36				0.03
Aggregate shares (in Shares)						5,031,250
Shares subject to forfeiture (in Shares)						656,250
Aggregate share of common stock (in Shares)						1,006,250
Founder shares related, description								50% of these shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) 6 months after the date of the consummation of the initial Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until 6 months after the date of the consummation of the initial Business Combination, or earlier, in either case, if, subsequent to its initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.				50% of these shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) 6 months after the date of the consummation of the initial Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until 6 months after the date of the consummation of the initial Business Combination, or earlier, in either case, if, subsequent to its initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Aggregate share of common stock (in Shares)						875,000
Shares cancellation common stock subject to forfeiture (in Shares)				656,250
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Sponsor transferred of founder shares (in Shares)					81,000
Founder shares to each transferee (in Shares)					27,000
Sponsor subsequently transferred (in Shares)			27,000
Expenses related to IPO								$ 500,000				$ 500,000
Payment for office space								$ 20,000				$ 20,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Promissory note amount	$ 228,758